Non-controlling interests - Income statement (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of subsidiaries [line items]
Revenue	$ 3,283,514	$ 4,482,702
Net income	116,366	657,984
Total comprehensive income	43,967	645,969
Net income attributable to Methanex non-controlling interests	28,599	89,002
Distributions paid and accrued to non-controlling interests	(23,613)	(104,258)
Methanex Egypt
Disclosure of subsidiaries [line items]
Revenue	171,532	404,936
Net income	4,182	118,099
Net income attributable to Methanex non-controlling interests	24,697	84,418
Equity contributions by non-controlling interests	0	0
Acquisition of non-controlling interests	0	0
Impact of adoption of IFRS 16	(3,355)
Distributions paid and accrued to non-controlling interests	(17,865)	(25,715)
Vessels
Disclosure of subsidiaries [line items]
Revenue	36,500	34,759
Net income	7,834	9,168
Net income attributable to Methanex non-controlling interests	3,902	4,584
Equity contributions by non-controlling interests	0	5
Acquisition of non-controlling interests	(2,219)	0
Impact of adoption of IFRS 16	0
Distributions paid and accrued to non-controlling interests	(3,113)	(11,006)
Total
Disclosure of subsidiaries [line items]
Revenue	208,032	439,695
Net income	12,016	127,267
Net income attributable to Methanex non-controlling interests	28,599	89,002
Equity contributions by non-controlling interests	0	5
Acquisition of non-controlling interests	(2,219)	0
Impact of adoption of IFRS 16	(3,355)
Distributions paid and accrued to non-controlling interests	$ (20,978)	$ (36,721)